Earnings (Loss) Per Share	6 Months Ended
Jun. 30, 2017
Earnings Per Share [Abstract]
Earnings (Loss) Per Share
EARNINGS (LOSS) PER SHARE

Earnings (loss) per share is based upon the weighted average shares outstanding. Net income (loss) attributable to Class A common stockholders is adjusted by the amount of deemed dividends related to the accretion of redeemable non-controlling interest and the amount of dividends paid on Class A shares and participating RSAs. Unvested RSAs that contain non-forfeitable rights to dividends are treated as participating securities and are included in the earnings (loss) per share computation using the two-class method, to the extent that there are undistributed earnings available as such securities do not participate in losses.

Basic and diluted earnings (loss) per share of the Company's Class A common stock for the three and six months ended June 30, 2017 and 2016 was calculated as follows:

	Three Months Ended June 30,		Six Months Ended June 30,
(In thousands, except per share amounts)	2017	2016	2017	2016
Basic and diluted earnings (loss) per share:
Net income (loss) attributable to Class A common stockholders	$7,425	$(20,907)	$(24,344)	$(21,388)
Less: accretion of redeemable non-controlling interest	(2,187)	—	(4,413)	—
Less: dividends paid on Class A shares and participating RSAs	—	—	—	—
Undistributed income (loss) attributable to Class A shares	$5,238	$(20,907)	$(28,757)	$(21,388)

Weighted average basic Class A shares outstanding	92,257	90,809	92,165	89,268
Weighted average diluted Class A shares outstanding[1]	92,745	90,809	92,165	89,268

Basic earnings (loss) per share	$0.06	$(0.23)	$(0.31)	$(0.24)
Diluted earnings (loss) per share	$0.06	$(0.23)	$(0.31)	$(0.24)
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(1)
The computation for diluted earnings per share of the Company's Class A common stock for the three months ended June 30, 2017 includes 487,950 of RSUs considered to be dilutive and calculated using the treasury stock method. The computation for diluted loss per share of the Company's Class A common stock for the six months ended June 30, 2017 excludes 1,524,317 of potentially dilutive unvested RSUs because the effect would have been anti-dilutive. The computation for diluted loss per share of the Company's Class A common stock for the three and six months ended June 30, 2016 excludes 497,862 of potentially dilutive unvested RSAs and 2,389,125 of potentially dilutive unvested RSUs because the effect would have been anti-dilutive.